Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 EUR (€) € / shares shares		Dec. 31, 2023 EUR (€) € / shares shares
Schedule of Computation of Basic and Diluted Earnings Per Share [Abstract]
Net profit (loss) attributed to owners of the Company (in Euro)		€ (2,133)	$ (2,504)	€ (6,524)		€ 2,219
Net profit (loss) attributed to owners of the Company from continuing operations (in Euro)		(2,133)		(6,661)		4,006
Net profit (loss) attributed to owners of the Company from discontinued operation. See Note 23. (in Euro)				€ 137		€ (1,787)
Weighted average ordinary shares outstanding (in Shares) | shares	[1]	13,241,063	13,241,063	12,852,585		12,852,585
Dilutive effect:
Stock options and warrants (in Euro)						€ 3,462
Diluted weighted average ordinary shares outstanding (in Shares) | shares		13,241,063	13,241,063	12,852,585	[2]	12,856,047	[2]
Basic net earning (loss) per share | (per share)		€ (0.16)	$ (0.19)	€ (0.51)		€ 0.17
Diluted net earning (loss) per share | (per share)		(0.16)	(0.19)	(0.51)		0.17
Basic profit (loss) per share from continuing operations | (per share)		(0.16)	(0.19)	(0.52)		0.31
Diluted profit (loss) per share from continuing operations | (per share)		(0.16)	(0.19)	(0.52)		0.31
Basic profit (loss) per share from discontinued operation | (per share)				0.01		(0.14)
Diluted profit (loss) per share from discontinued operation | (per share)				€ 0.01		€ (0.14)

[1]	Net of treasury shares.
[2]	In 2025, 2024 and 2023 share options and warrants did not have a dilutive effect.